EARNINGS PER SHARE (Details) (USD $) In Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva	$ 916	$ 1,050	$ 2,253	$ 2,560
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	0	11	0	33
Net income used for the computation of diluted earnings per share	$ 916	$ 1,061	$ 2,253	$ 2,593
Weighted average number of shares used in the computation of basic earnings per share	888	899	892	895
Additional shares from the assumed exercise of employee stock options and unvested RSU's	2	4	3	6
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	0	18	1	20
Weighted average number of shares used in the computation of diluted earnings per share	890	921	896	921
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	941		941		937
Treasury, shares	(56)		(56)		(40)